THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 16, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON NOVEMBER 14, 2005.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [X];   Amendment Number: 2

This Amendment (Check only one.):   [ ] is a restatement.
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Berkshire Hathaway Inc.
Address: 1440 Kiewit Plaza
         Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc D. Hamburg
Title: Vice President
Phone: 402-346-1400

Signature, Place, and Date of Signing:


(s) Marc D. Hamburg                   Omaha, NE       November 21, 2005
-----------------------------------   [City, State]   [Date]
[Signature]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----
28-5194                General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  3
Form 13F Information Table Entry Total:             1
Form 13F Information Table Value Total:    $1,920,641
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME
---   --------------------   ----
 1.   28-554                 Buffett, Warren E.
 2.   28-718                 National Indemnity Co.
 3.   28-717                 OBH Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2005

                                                                          Column 6
                                                                    Investment Discretion                    Column 8
                                          Column 4      Column 5   ----------------------                Voting Authority
                Column 2    Column 3       Market       Shares or          (b)      (c)    Column 7  ------------------------
Column 1        Title of     CUSIP          Value       Principal   (a)  Shared-  Shared-    Other       (a)       (b)    (c)
Name of Issuer    Class      Number    (In Thousands)    Amount    Sole  Defined   Other   Managers     Sole     Shared  None
--------------  --------  -----------  --------------  ----------  ----  -------  -------  --------  ----------  ------  ----
Anheuser Busch
   Cos. Inc.      Com     035229 10 3    $1,920,641    40,528,400           X               1, 2, 3  40,528,400
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